PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,827		$ 4,961	$ 983
Less: accumulated depreciation	(1,715)		(684)	(303)
Property and equipment, net	6,112		4,277	680
Depreciation expense	1,032	$ 192	381	209
Internal-use software
Property, Plant and Equipment [Line Items]
Total property and equipment	5,941		3,682	0
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	523		441	400
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	268		0
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	586		383	376
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 509		$ 455	$ 207